other operating income (Tables)	12 Months Ended
Dec. 31, 2018
other operating income
Schedule of other operating income

Years ended December 31 (millions)	Note	2018	2017
Government assistance, including deferral account amortization		$23	$32
Investment income, gain (loss) on disposal of assets and other	21	230	45
Changes in business combination-related accrued receivable and provisions		17	26
Interest income	21(c)	3	—
		$273	$103